41. ECONOMIC AND FINANCIAL SITUATION OF GENERATION, TRANSMISSION AND ENERGY DISTRIBUTION SEGMENTS	12 Months Ended
Dec. 31, 2017
Economic And Financial Situation Of Generation Transmission And Energy Distribution Segments
ECONOMIC AND FINANCIAL SITUATION OF GENERATION, TRANSMISSION AND ENERGY DISTRIBUTION SEGMENTS

41.1 Generation

During the fiscal years ended December 31, 2017 and 2016, CPB recorded comprehensive losses for $ 120 million and $ 210 million, respectively.

This is mainly due to: (i) a heavier financial burden due to the cessation of the capitalization of financial expenses corresponding to the portion of CAMMESA’s financing destined to the Technological Upgrade Works for units TV29 and TV30, which concluded in 2016 and 2017, respectively; (ii) certain sudden outages of both units; and (iii) the delay in their commissioning after the conclusion of the overhauls.

However, CPB is starting to remedy this situation with the higher reliability and availability of turbines, as well as an improvement in the remuneration scheme set forth by SEE Resolution No. 19/2017. This allowed for the operating income to record a profit of $ 252 million.

As of December 31, 2017, CPB’s working capital was negative in the amount of $ 375 million.

It should be pointed out that CPB has recorded financing with affiliates in the amount of $ 449 million under “Loans”, which will be partially refinanced through future disbursements by CAMMESA under the Overhauls Financing Agreement and with the higher operating cash flow expected by the Company.

Notwithstanding the foregoing, and according to the estimates made by CPB’s Management, there is no significant substantial doubt on CPB´s ability to continue operating as an on-going business.

41.2 Distribution of energy

The measures adopted by the Federal Government, aimed at resolving the electricity rate situation of the electric power sector during 2016, together with the application of the RTI as from February 1, 2017 are making it possible to gradually restore Edenor’s economic and financial position; therefore, Edenor’s Board of Directors is optimistic that the new electricity rates will result in Edenor’s operating once again under a regulatory framework with clear and precise rules, which will make it possible to not only cover the operation costs, afford the investment plans and meet debt interest payments, but also deal with the impact of the different variables that affect Edenor’s business.

As of December 31, 2017, Edenor’s comprehensive income results in a profit to $ 691 million, whereas the working capital totals $ 3.3 billion – deficit-, which includes the amount owed to CAMMESA for $ 4.7 billion (principal plus interest accrued as of December 31, 2017).

Edenor’s equity and negative working capital reflect the deteriorated financial and cash position Edenor still has as a consequence of both the Federal Government’s delay in the compliance with certain obligations under the Adjustment Agreement and the constant increase in operating costs in prior fiscal years, which Edenor absorbed in order to comply with the execution of the investment plan and the carrying out of the essential operation and maintenance works necessary to maintain the provision of the public service, object of the concession, in a satisfactory manner in terms of quality and safety.

Despite the previously described progress achieved with regard to the completion of the RTI process, at the date of issuance of these financial statements, the definitive treatment to be given, by the MINEM, to the effects resulting from the non-compliance with the Adjustment Agreement, including the level of penalties the remaining balances with CAMMESA and other effects caused by the partial measures adopted, has yet to be defined during the years prior to the validity of the new RTI.

These issues, among other, are the following:

i)	the treatment to be given to the funds received from the Federal Government through the loans for consumption (mutuums) agreements entered into with CAMMESA for the fulfillment of the Extraordinary Investment Plan, granted to cover the insufficiency of the FOCEDE’s funds;
ii)	the conditions for the settlement of the balance outstanding with CAMMESA at the date of issuance of SEE Resolution No. 32/15;
iii)	the treatment to be given to the Penalties and Discounts whose payment/crediting is pending, determined by the ENRE, under the terms and during the term of validity of the Agreement Act unfulfilled by the National State.

In this regard, on April 26, 2017 Edenor was notified that the MINEM had provided that, upon completion of the RTI process, the SEE -with the participation of the Under-Secretariat for Tariff Policy Coordination and the ENRE-, should determine in a term of 120 days whether any pending obligations existed until the effective date of the electricity rate schedules resulting from the RTI and in connection with the Adjustment Agreement entered into on February 13, 2006. Likewise, the treatment to be given to those obligations was also to be determined. Edenor has submitted the information requested by the MINEM in the framework of this requirement. At the date of issuance of these financial statements such situation is still pending resolution.